Warrants Fair Market Value Assumptions (Detail) (Warrant, USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrant
Class of Warrant or Right [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility	76.40%	84.40%
Risk-free interest rate	1.67%	1.81%
Common stock price on date of issuance		$ 3.75
Common stock price	$ 11.25	$ 0.01
Warrant term in years	10 years	10 years